As filed with the U.S. Securities and Exchange Commission on July 16, 2012

File No. 333-181218

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

RYDEX SERIES FUNDS

(Exact Name of Registrant as Specified in Charter)

805 King Farm Boulevard

Suite 600

Rockville, Maryland 20850

(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

County of New Castle

(Name and Address of Agent for Service)

Copies to:

W. John McGuire Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006	Donald C. Cacciapaglia 805 King Farm Boulevard Suite 600 Rockville, Maryland 20850

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b)(1)(v) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE

This Amendment to the Registration Statement on Form N-14 of Rydex Series Funds, filed with the U.S. Securities and Exchange Commission on May 7, 2012 (File No. 333-181218), is being filed to add Exhibit 12 to Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

PART C

OTHER INFORMATION

Item 15.	Indemnification:

Rydex Series Funds (the “Trust” or the “Registrant”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993, as amended (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940. The Registrant’s Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Registrant’s Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits:

(1)(a)	Registrant’s Certificate of Trust dated February 10, 1993 of Rydex Series Funds (the “Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

(1)(b)	Registrant’s Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

(1)(c)	Amendment dated November 2, 1993 to the Registrant’s Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

(1)(d)	Amendment dated February 25, 2000 to the Registrant’s Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

(1)(e)	Amendment dated November 21, 2005 to the Registrant’s Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001169232-06-001381 on March 3, 2006.

(2)	Registrant’s Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001169232-06-001381 on March 3, 2006.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is incorporated herein by reference to Exhibit A to Part A of the Registrant’s Registration Statement on Form N-14 (File No. 333-181218), as filed with the SEC via EDGAR Accession No. 0001193125-12-215453 on May 7, 2012.

(5)	Reference is made to Article VII of the Registrant’s Declaration of Trust dated March 13, 1993, which has been incorporated herein by reference in Exhibit (1)(b) to the Registrant’s Registration Statement on Form N-14 (File No. 333-181218), as filed with the SEC via EDGAR Accession No. 0001193125-12-215453 on May 7, 2012.

(6)(a)	Advisory Agreement dated March 1, 2012 between the Registrant and Security Investors, LLC is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001193125-12-196774 on April 30, 2012.

(7)(a)	Distribution Agreement dated March 1, 2012 between the Registrant and Rydex Distributors, LLC is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001193125-12-196774 on April 30, 2012.

(8)	Not applicable.

(9)(a)	Custody Agreement dated October 16, 2009 between the Registrant and U.S. Bank, National Association is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-006178 on January 28, 2010.

(10)(a)	Amended and Restated Distribution and Shareholder Services Plan dated August 18, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-01-525748 on July 30, 2001.

(10)(b)	Amendment dated May 21, 2001 to the Amended and Restated Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-01-525748 on July 30, 2001.

(10)(c)	Amendment dated December 7, 2010 to the Amended and Restated Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-113894 on December 15, 2010.

(10)(d)	Distribution Plan dated February 25, 2000 for H-Class Shares is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

(10)(e)	Amendment dated December 7, 2010 to the Distribution Plan dated February 25, 2000 for H-Class Shares is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-113894 on December 15, 2010.

(10)(f)	Distribution Plan dated November 5, 2001 for A-Class Shares is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-05-001236 on May 24, 2005.

(10)(g)	Amendment dated December 7, 2010 to the Distribution Plan dated November 5, 2001 for A-Class Shares is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-113894 on December 15, 2010.

(10)(h)	Amended and Restated Rule 18f-3 Plan dated August 28, 2000, as amended and restated August 17, 2011, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 108 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-11-080055 on August 25, 2011.

(11)	Opinion and Consent of Morgan, Lewis & Bockius LLP, regarding the legality of securities being issued, is incorporated herein by reference to Exhibit 11 of the Registrant’s Registration Statement on Form N-14 (File No. 333-181218), as filed with the SEC via EDGAR Accession No. 0001193125-12-215453 on May 7, 2012.

(12)	Opinion and Consent of Morgan, Lewis & Bockius LLP, regarding certain tax matters, is filed herewith.

(13)(a)	Fourth Amended and Restated Service Agreement dated as of September 25, 1996, and amended and restated as of November 15, 2004, August 29, 2005, August 28, 2006, and February 11, 2010, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 97 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-027663 on March 24, 2010.

(13)(b)	Amendment dated December 7, 2010 to the Fourth Amended and Restated Service Agreement dated as of September 25, 1996, and amended and restated as of November 15, 2004, August 29, 2005, August 28, 2006, and February 11, 2010, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-113894 on December 15, 2010.

(13)(c)	Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. (now, Rydex Fund Services, LLC) is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

(13)(d)	Amendment dated December 7, 2010 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. (now, Rydex Fund Services, LLC) is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-113894 on December 15, 2010.

(13)(e)	Investment Management Agreement dated March 1, 2012 between Rydex Series Funds Multi-Hedge Strategies CFC and Security Investors, LLC is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001193125-12-196774 on April 30, 2012.

(14)	Consent of Ernst & Young LLP is incorporated herein by reference to Exhibit 14 of the Registrant’s Registration Statement on Form N-14 (File No. 333-181218), as filed with the SEC via EDGAR Accession No. 0001193125-12-215453 on May 7, 2012.

(15)	Not applicable.

(16)	Powers of Attorney dated February 2012 for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, Roger Somers, and Donald C. Cacciapaglia are incorporated herein by reference to Exhibit 16 of the Registrant’s Registration Statement on Form N-14 (File No. 333-181218), as filed with the SEC via EDGAR Accession No. 0001193125-12-215453 on May 7, 2012.

(17)(a)	Combined Code of Ethics, as approved by the Board of Trustees on May 19, 2010, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-069956 on July 30, 2010.

(17)(b)	Prospectuses and Statement of Additional Information dated August 1, 2011, with respect to the Alternative Strategies Allocation Fund, are incorporated by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-11-070285 on July 29, 2011.

(17)(c)	Prospectuses and Statement of Additional Information dated May 1, 2012, with respect to the Multi-Hedge Strategies Fund, are incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001193125-12-196774 on April 30, 2012.

(17)(d)	Semi-Annual Report dated September 30, 2011 for the Alternative Strategies Allocation Fund is incorporated herein by reference to the Registrant’s Form N-CSRS filing, as filed with the SEC via EDGAR Accession No. 0000950123-11-102621 on December 9, 2011.

(17)(e)	Annual Report of Independent Registered Public Accounting firm dated March 31, 2011, and audited financial statements, for the Alternative Strategies Allocation Fund are incorporated herein by reference to the Registrant’s Form N-CSR filing, as filed with the SEC via EDGAR Accession No. 0000950123-11-057567 on June 8, 2011.

(17)(f)	Annual Report of Independent Registered Public Accounting firm dated December 31, 2011, and audited financial statements, for the Multi-Hedge Strategies Fund are incorporated herein by reference to the Registrant’s Form N-CSR filing, as filed with the SEC via EDGAR Accession No. 0001193125-12-109176 on March 12, 2012.

Item 17.	Undertakings:

(1)	The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement on Form N-14 by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement on Form N-14 and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-14 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement (No. 333-181218) to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 16th day of July, 2012.

Rydex Series Funds

/s/ Donald C. Cacciapaglia*
Donald C. Cacciapaglia
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Donald C. Cacciapaglia*	Member of the Board of Trustees	July 16, 2012
Donald C. Cacciapaglia

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	July 16, 2012
J. Kenneth Dalton

/s/ John O. Demaret*	Member of the Board of Trustees	July 16, 2012
John O. Demaret

/s/ Patrick T. McCarville*	Member of the Board of Trustees	July 16, 2012
Patrick T. McCarville

/s/ Roger Somers*	Member of the Board of Trustees	July 16, 2012
Roger Somers

/s/ Corey A. Colehour*	Member of the Board of Trustees	July 16, 2012
Corey A. Colehour

/s/ Werner E. Keller*	Member of the Board of Trustees	July 16, 2012
Werner E. Keller

/s/ Thomas F. Lydon*	Member of the Board of Trustees	July 16, 2012
Thomas F. Lydon

/s/ Nikolaos Bonos	Vice President and Treasurer	July 16, 2012
Nikolaos Bonos

/s/ Nikolaos Bonos
* Nikolaos Bonos

*	Attorney-in-Fact, pursuant to power of attorney

Exhibit Index

Exhibit Number	Exhibit:

(12)	Opinion and Consent of Morgan, Lewis & Bockius LLP, regarding certain tax matters, is filed herewith.